Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other payables [abstract]
Other accounts payable	$ 114.6	$ 112.0
Provisions related to payroll	92.8	108.6
Provision for employee profit sharing	34.3	29.8
Mutual with jointly controlled operation	23.2	19.7
Contractual obligations	17.5	16.9
Long-term incentive	16.9	9.9
Commission payable	10.9	10.6
Insurance	6.2	5.0
Brazilian air force	0.6	1.2
Other payables	317.0	313.7
Current portion	288.4	292.2	$ 379.5
Non-current portion	$ 28.6	$ 21.5	$ 16.9